Exhibit 99.1

World Omni Auto Receivables Trust 2017-A

Monthly Servicer Certificate

August 31, 2019

Dates Covered
Collections Period	08/01/19 - 08/31/19
Interest Accrual Period	08/15/19 - 09/15/19
30/360 Days	30
Actual/360 Days	32
Distribution Date	09/16/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/19	438,114,858.19	29,130
Yield Supplement Overcollateralization Amount 07/31/19	19,004,031.79	0
Receivables Balance 07/31/19	457,118,889.98	29,130
Principal Payments	20,432,664.58	683
Defaulted Receivables	1,135,571.84	73
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/19	17,700,490.88	0
Pool Balance at 08/31/19	417,850,162.68	28,374

Pool Statistics	$ Amount	# of Accounts
Pool Factor	31.76%
Prepayment ABS Speed	1.32%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	10,378,306.75	604
Past Due 61-90 days	3,544,596.95	196
Past Due 91-120 days	532,086.75	32
Past Due 121+ days	0.00	0
Total	14,454,990.45	832

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.32%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.94%
Delinquency Trigger Occurred	NO

Recoveries	752,590.46
Aggregate Net Losses/(Gains) - August 2019	382,981.38
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.01%
Prior Net Losses Ratio	1.24%
Second Prior Net Losses Ratio	0.88%
Third Prior Net Losses Ratio	0.95%
Four Month Average	1.02%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.92%

Overcollateralization Target Amount	18,803,257.32
Actual Overcollateralization	18,803,257.32
Weighted Average APR	3.92%
Weighted Average APR, Yield Adjusted	6.59%
Weighted Average Remaining Term	39.42

Flow of Funds	$ Amount

Collections	22,662,827.34
Investment Earnings on Cash Accounts	8,586.48
Servicing Fee	(380,932.41)
Transfer to Collection Account	0.00
Available Funds	22,290,481.41

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	641,594.09
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	549,526.89
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	18,803,257.32
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,227,281.44

Total Distributions of Available Funds	22,290,481.41

Servicing Fee	380,932.41
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 08/15/19	418,399,689.57
Principal Paid	19,352,784.21
Note Balance @ 09/16/19	399,046,905.36

Class A-1
Note Balance @ 08/15/19	0.00
Principal Paid	0.00
Note Balance @ 09/16/19	0.00
Note Factor @ 09/16/19	0.0000000%

Class A-2a
Note Balance @ 08/15/19	0.00
Principal Paid	0.00
Note Balance @ 09/16/19	0.00
Note Factor @ 09/16/19	0.0000000%

Class A-2b
Note Balance @ 08/15/19	0.00
Principal Paid	0.00
Note Balance @ 09/16/19	0.00
Note Factor @ 09/16/19	0.0000000%

Class A-3
Note Balance @ 08/15/19	288,949,689.57
Principal Paid	19,352,784.21
Note Balance @ 09/16/19	269,596,905.36
Note Factor @ 09/16/19	63.2856585%

Class A-4
Note Balance @ 08/15/19	94,750,000.00
Principal Paid	0.00
Note Balance @ 09/16/19	94,750,000.00
Note Factor @ 09/16/19	100.0000000%

Class B
Note Balance @ 08/15/19	34,700,000.00
Principal Paid	0.00
Note Balance @ 09/16/19	34,700,000.00
Note Factor @ 09/16/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	710,415.76
Total Principal Paid	19,352,784.21
Total Paid	20,063,199.97

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	2.19513%
Coupon	2.33513%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.93000%
Interest Paid	464,727.42
Principal Paid	19,352,784.21
Total Paid to A-3 Holders	19,817,511.63

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5654151
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.4027492
Total Distribution Amount	15.9681643

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.0909094
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	45.4290709
Total A-3 Distribution Amount	46.5199803

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	28.40
Noteholders' Principal Distributable Amount	971.60

Account Balances	$ Amount

Reserve Account
Balance as of 08/15/19	3,213,436.41
Investment Earnings	5,826.96
Investment Earnings Paid	(5,826.96)
Deposit/(Withdrawal)	-
Balance as of 09/16/19	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41